RIGHT-OF-USE ASSETS AND LEASE LIABILITIES	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

18. RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

(a) Amounts recognized in the consolidated statement of financial position

The carrying amounts of right-of-use assets for lease are as below:

USD
Net book amount at January 1, 2024	-
New additions	1,561,000
Amortization for the year ended December 31, 2024	(235,000)
Net book amount at December 31, 2024	1,326,000
New additions	-
Amortization for the period ended September 30, 2025	(231,000)
Net book amount at September 30, 2025	1,095,000

The lease liabilities for continuing operations are as below:

	As of September 30, 2025	As of December 31, 2024
	USD’000	USD’000
Lease liabilities - current	346	348
Lease liabilities – non-current	808	1,072
Total	1,154	1,420

Contractual undiscounted cash flows for the leases:

	As of September 30, 2025
	Within one year	One to five years	Total contractual undiscounted cash flow
	USD’000	USD’000	USD’000
Undiscounted cash flows for the leases:	463	939	1,402

	As of December 31, 2024
	Within one year	One to five years	Total contractual undiscounted cash flow
	USD’000	USD’000	USD’000
Undiscounted cash flows for the leases:	457	1,287	1,744

(b) Amounts recognized in the consolidated income statement

The consolidated income statement shows the following amounts from continuing operations relating to leases:

Nine Months ended
September 30, 2025
Amortization charge of right-of-use assets	231
Interest expense	113

Nine Months ended
September 30, 2024 (Unaudited)
Amortization charge of right-of-use assets	163
Interest expense	105

Year ended
December 31, 2024
Amortization charge of right-of-use assets	235
Interest expense	147

Year ended
December 31, 2023
Amortization charge of right-of-use assets	-
Interest expense	-

The consolidated income statement shows the following amounts from discontinued operations relating to leases:

Year ended
December 31, 2023
Amortization charge of right-of-use assets	603
Interest expense	41

The total cash outflow in financing activities for leases during the nine months ended September 30, 2025 and for the years ended December 31, 2024 and 2023 was USD 342,000, USD 250,000 and USD nil, respectively.

The total cash outflow in financing activities from discontinued operations for leases during the year ended December 31, 2023 was USD 2,020,000.